Schedule of Investments (unaudited)
July 31, 2025
iShares® Asia/Pacific Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 39.1%
ANZ Group Holdings Ltd.	104,557	$2,051,774
Bank of Queensland Ltd.	94,663	461,182
Bendigo & Adelaide Bank Ltd.	79,187	620,371
BHP Group Ltd.	121,846	3,077,247
Deterra Royalties Ltd.	157,855	417,995
Eagers Automotive Ltd.	41,470	519,358
Elders Ltd.	61,009	282,651
Fortescue Ltd.	190,423	2,154,494
Harvey Norman Holdings Ltd.	108,928	403,887
Magellan Financial Group Ltd.	60,233	409,588
Nickel Industries Ltd.	648,515	304,665
Perpetual Ltd.	24,038	322,811
Premier Investments Ltd.	29,231	395,270
Rio Tinto Ltd.	20,938	1,489,067
Santos Ltd.	286,953	1,443,915
Super Retail Group Ltd.	38,541	376,990
Viva Energy Group Ltd.(a)	310,134	415,029
Westpac Banking Corp.	90,270	1,948,941
		17,095,235
China — 1.2%
BOC Aviation Ltd.(a)	56,800	516,026
Hong Kong — 35.8%
BOC Hong Kong Holdings Ltd.	270,000	1,212,369
CK Asset Holdings Ltd.	212,000	971,426
CK Hutchison Holdings Ltd.	217,500	1,415,708
CK Infrastructure Holdings Ltd.	81,500	574,004
Hang Seng Bank Ltd.	65,900	959,945
Henderson Land Development Co. Ltd.	329,000	1,151,262
Hongkong Land Holdings Ltd.	127,300	770,165
Hysan Development Co. Ltd.	286,000	569,098
Jardine Matheson Holdings Ltd.	21,700	1,178,339
Kerry Properties Ltd.	248,500	663,521
Man Wah Holdings Ltd.	588,400	331,920
PCCW Ltd.	1,263,000	904,873
Power Assets Holdings Ltd.	139,000	915,189
Sino Land Co. Ltd.	802,000	924,465
Stella International Holdings Ltd.	214,000	425,274
Sun Hung Kai Properties Ltd.	116,000	1,377,786
Swire Pacific Ltd., Class A	61,000	551,399
Swire Properties Ltd.	282,400	756,891
		15,653,634
Security	Shares	Value
Japan — 3.7%
Aoyama Trading Co. Ltd.	19,300	$292,770
Iino Kaiun Kaisha Ltd.	32,700	224,196
Kobe Steel Ltd.	58,000	637,252
Mitsuboshi Belting Ltd.	8,800	209,619
Nishimatsu Construction Co. Ltd.	8,300	276,014
		1,639,851
New Zealand — 3.0%
Spark New Zealand Ltd.	920,451	1,317,637
Singapore — 17.1%
DBS Group Holdings Ltd.	52,400	1,923,314
Jardine Cycle & Carriage Ltd.	18,600	376,646
Keppel Ltd.	150,500	977,774
Oversea-Chinese Banking Corp. Ltd.	121,200	1,570,650
United Overseas Bank Ltd.	49,600	1,378,024
Venture Corp. Ltd.	57,300	568,372
Wilmar International Ltd.	304,300	688,740
		7,483,520
Total Long-Term Investments — 99.9% (Cost: $40,203,180)		43,705,903
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $40,213,180)		43,715,903
Other Assets Less Liabilities — 0.1%		39,248
Net Assets — 100.0%		$43,755,151

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Asia/Pacific Dividend ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$1,138 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (b)	—	—	—	10,000	10,000	362	—
				$—	$—	$10,000		$1,500	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	09/11/25	$39	$996
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,513,076	$41,192,827	$—	$43,705,903
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$2,523,076	$41,192,827	$—	$43,715,903

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Asia/Pacific Dividend ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$996	$—	$996

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.